Income Taxes - Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current Federal	$ 14,023,000	$ 15,096,000	$ 13,580,000
Current State	1,945,000	2,011,000	2,084,000
Current	15,968,000	17,107,000	15,664,000
Deferred Federal	(1,458,000)	(1,565,000)	(698,000)
Deferred State	(571,000)	(486,000)	(234,000)
Deferred	(2,029,000)	(2,051,000)	(932,000)
Total Federal	12,565,000	13,531,000	12,882,000
Total State	1,374,000	1,525,000	1,850,000
Total	$ 13,939,000	$ 15,056,000	$ 14,732,000